Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation
Schedule of company's most significant subsidiaries

The Company's most significant subsidiaries at December 31, 2025 are presented below:

Ownership
Arkansas Lithium LLC	100%
SLL El Dorado South LLC	100%
Standard Lithium US Holdings LLC	100%
SWA Lithium Holdings LLC	100%
Texas Lithium Corp.	100%

Schedule of Exchange Rate	The exchange rates used to reflect the change in presentation currency were as follows:

For the year ended June 30,
CAD - USD exchange rate	2024
Closing rate	0.7310
Average rate	0.7301